SCHEDULE OF INVESTMENTS

Delaware Ivy Energy Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy

Integrated Oil & Gas – 4.7%
Chevron Corp.	50	$5,274
Suncor Energy, Inc.	169	4,059
TotalEnergies SE ADR	35	1,571
		10,904

Oil & Gas Drilling – 3.1%
Helmerich & Payne, Inc.	90	2,937
Transocean, Inc.(A)(B)	903	4,083
		7,020

Oil & Gas Equipment & Services – 23.4%
Baker Hughes, Inc.	286	6,544
Cactus, Inc., Class A	264	9,688
ChampionX Corp.(A)	389	9,973
Dril-Quip, Inc.(A)	113	3,813
Halliburton Co.	286	6,605
Liberty Oilfield Services, Inc., Class A(A)	411	5,815
NOV, Inc.(A)	226	3,462
Schlumberger Ltd.	249	7,965
		53,865

Oil & Gas Exploration & Production – 38.7%
Apache Corp.(A)	128	2,758
Canadian Natural Resources Ltd.	135	4,904
Chesapeake Energy Corp.(B)	36	1,844
ConocoPhillips	222	13,544
Continental Resources, Inc.	120	4,554
Devon Energy Corp.	295	8,624
Diamondback Energy, Inc.	80	7,499
EOG Resources, Inc.	78	6,523
Exxon Mobil Corp.	173	10,882
Hess Corp.	111	9,687
Marathon Oil Corp.	239	3,259
Pioneer Natural Resources Co.	79	12,840
Viper Energy Partners L.P.	109	2,044
		88,962

Oil & Gas Refining & Marketing – 12.5%
Marathon Petroleum Corp.	188	11,344
Phillips 66	97	8,357
Valero Energy Corp.	115	9,002
		28,703

Oil & Gas Storage & Transportation – 2.3%
Enterprise Products Partners L.P.	165	3,977
MPLX L.P.	42	1,252
		5,229
Total Energy - 84.7%		194,683

Industrials

Electrical Components & Equipment – 1.4%
Plug Power, Inc.(A)(B)	89	3,039

Heavy Electrical Equipment – 1.2%
Bloom Energy Corp., Class A(A)(B)	103	2,779

Total Industrials - 2.6%		5,818

Information Technology

Application Software – 2.2%
Aspen Technology, Inc.(A)	36	4,933

Data Processing & Outsourced Services – 2.8%
Wright Express Corp.(A)	34	6,539

Semiconductor Equipment – 2.8%
Enphase Energy, Inc.(A)	35	6,483

Semiconductors – 1.2%
First Solar, Inc.(A)	31	2,769

Total Information Technology - 9.0%		20,724

Utilities

Electric Utilities – 0.7%
NextEra Energy, Inc.	23	1,670

Total Utilities – 0.7%		1,670

TOTAL COMMON STOCKS – 97.0%		$222,895
(Cost: $153,442)

SHORT-TERM SECURITIES

Money Market Funds(D) – 4.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(C)	4,195	4,195
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	6,780	6,780
		10,975
TOTAL SHORT-TERM SECURITIES – 4.8%		$10,975
(Cost: $10,975)

TOTAL INVESTMENT SECURITIES – 101.8%		$233,870
(Cost: $164,417)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.8)%		(4,024)

NET ASSETS – 100.0%		$229,846

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $4,101 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$ 222,895	$—	$—
Short-Term Securities	10,975	—	—
Total	$ 233,870	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$164,417

Gross unrealized appreciation	72,783

Gross unrealized depreciation	(3,330)

Net unrealized appreciation	$69,453